VOYA INVESTMENT MANAGEMENT 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258

August 1, 2023

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE: Voya Funds Trust (the “Registrant”)

(File Nos. 333-59745; 811-08895)

Dear Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), this is to certify on behalf of the Registrant that the Prospectuses and related Statements of Additional Information that would be filed pursuant to Rule 497(c) under the 1933 Act do not differ from those contained in Post-Effective Amendment No. 127 to the Registrant’s Registration Statement on Form N-1A filed with the U.S. Securities and Exchange Commission, via the EDGAR system, on July 27, 2023.

Should you have any questions or comments regarding this filing, please contact Anna Jagiello at (480) 477-2309 or the undersigned at (212) 309-6566.

Regards,

/s/ Nicholas C.D. Ward

Nicholas C.D. Ward

Counsel

Voya Investment Management

cc: Huey P. Falgout, Jr., Esq.

Voya Investments, LLC

Elizabeth J. Reza, Esq.

  Ropes & Gray LLP

Jessica Reece, Esq.

  Ropes & Gray LLP

  Jeremy Smith, Esq.

  Ropes & Gray LLP